NEWMONT LOAN - Long term debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INTEREST AND ACCRETION EXPENSE
Principal repayment	$ 10,836
Newmont loan
INTEREST AND ACCRETION EXPENSE
Beginning of the year	10,293	$ 9,440
Accretion during the year	366	1,382
Modification gains arising from changes in estimates		(220)
Foreign exchange	177	(309)
Principal repayment	$ 10,836
End of the year		$ 10,293